CONCENTRATION OF RISKS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Channel Customer Developer	Dec. 31, 2022 Customer Developer	Dec. 31, 2021 Customer Developer
Concentration of risk [Abstract]
Number of third party-logistics services provider, third-party game developer or other third-party business partner | Developer	0	0	0
Number of major customers | Customer	0	0	0
Number of distribution channels | Channel	1
Minimum amount of single remittance may not be processed without approval | $	$ 1
Minimum amount of annual aggregate remittance may not be processed without approval | $	$ 50
Minimum [Member]
Concentration of risk [Abstract]
Term of game license agreements	2 years
Maximum [Member]
Concentration of risk [Abstract]
Term of game license agreements	9 years
Credit Concentration Risk [Member]
Concentration of risk [Abstract]
Number of single loan customers | Customer	0	0
Sales Revenue [Member] | Customer Concentration Risk [Member] | Distribution Channel Risk [Member]
Concentration of risk [Abstract]
Concentration of risks	6.00%	13.00%	19.00%